Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities
Accrued charges	$ 157	$ 141
Accrued interest on long-term debt	75	71
Pension and post-retirement liabilities (note 19)	27	23
Sales and other taxes payable	6	6
Income taxes payable	6	1
Other	95	98
Other current liabilities, Total	$ 366	$ 340